Receivables from hub partners (Tables)	12 Months Ended
Dec. 31, 2023
Receivables from hub partners.
Schedule of receivables from hub partners are amounts of cash transferred to hub partners

	December 31, 2023	December 31, 2022
Credit to hub partners – distance learning centers	96,628	80,096
Receivables from hub partners	96,628	80,096

Current	39,351	31,979
Non-current	57,277	48,117